MILESTONE

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA

ANNUAL REPORT

DECEMBER 31, 2007

This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests. We take pride in our continued commitment to provide prompt, courteous service to our contract owners. For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.

The investment results presented in this report are historical and are no indication of future performance.

Report of Independent Registered Public Accounting Firm

To the Receiver of Monarch Life Insurance Company

and Contract Owners of Monarch Life Insurance Company of Separate Account VA:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account VA of Monarch Life Insurance Company at December 31, 2007 and 2006, and the results of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

February 28, 2008

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA

STATEMENT OF NET ASSETS AT DECEMBER 31, 2007

	Cost	Shares	Market Value
ASSETS
Investment in BlackRock Variable Series Funds, Inc.:
BlackRock Money Market V.I. Fund	$341,336	341,336	$341,336
BlackRock Government Income V.I. Fund	24,248	2,252	23,236
BlackRock High Income V.I. Fund	13,250	1,715	12,460
BlackRock Large Cap Core V.I. Fund	150,582	5,690	169,273
BlackRock Value Opportunities V.I. Fund	858,870	36,898	705,126
BlackRock Global Allocation V.I. Fund	92,043	8,142	130,517
BlackRock Basic Value V.I. Fund	151,597	11,094	153,769

Total Invested Assets	$1,631,926		1,535,717

Dividend Receivable			162

Total Assets			1,535,879

LIABILITIES
Payable to Monarch Life Insurance Company			801

Total Liabilities			801

Net Assets			$1,535,078

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA

STATEMENT OF NET ASSETS AT DECEMBER 31, 2006

	Cost	Shares	Market Value
ASSETS
Investment in BlackRock Variable Series Funds, Inc.:
BlackRock Money Market V.I. Fund	$345,126	345,126	$345,126
BlackRock Government Income V.I. Fund	39,745	3,670	38,277
BlackRock High Income V.I. Fund	12,448	1,609	12,341
BlackRock Large Cap Core V.I. Fund	145,131	5,611	180,513
BlackRock Value Opportunities V.I. Fund	1,194,456	50,834	1,190,020
BlackRock Global Allocation V.I. Fund	187,179	17,249	254,940
BlackRock Basic Value V.I. Fund	130,970	9,622	153,083

Total Invested Assets	$2,055,055		2,174,300

Dividend Receivable			229

Total Assets			2,174,529

LIABILITIES
Payable to Monarch Life Insurance Company			229

Total Liabilities			229

Net Assets			$2,174,300

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007

	Total	BlackRock Money Market V.I. Division	BlackRock Government Income V.I. Division	BlackRock High Income V.I. Division	BlackRock Large Cap Core V.I. Division	BlackRock Value Opportunities V.I. Division	BlackRock Global Allocation V.I. Division	BlackRock Basic Value V.I. Division
Investment Income:
Dividends	$29,231	$17,112	$1,241	$994	$1,655	$2,239	$3,576	$2,414
Expenses:
Risk Charges and Administrative Expenses	(24,308)	(5,085)	(351)	(178)	(2,350)	(11,775)	(2,332)	(2,237)

Net Investment Income (Loss)	4,923	12,027	890	816	(695)	(9,536)	1,244	177

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	86,074	—	(704)	(3)	5,065	34,937	46,359	420
Net Unrealized Gains (Losses)	(215,456)	—	457	(690)	(16,690)	(149,305)	(29,287)	(19,941)
Capital Gain Distributions	171,728	—	—	—	23,320	122,474	5,981	19,953

Net Gains (Losses)	42,346	—	(247)	(693)	11,695	8,106	23,053	432

Net Increase (Decrease) in Net Assets
Resulting from Operations	47,269	12,027	643	123	11,000	(1,430)	24,297	609

Transfers Due to Terminations	(686,491)	(15,030)	(15,743)	3	(22,328)	(506,442)	(126,948)	(3)
Transfers Among Investment Divisions	—	(777)	—	—	—	22,616	(21,839)	—

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(686,491)	(15,807)	(15,743)	3	(22,328)	(483,826)	(148,787)	(3)

Total Increase (Decrease) in Net Assets	(639,222)	(3,780)	(15,100)	126	(11,328)	(485,256)	(124,490)	606
Net Assets - Beginning of Year	2,174,300	344,937	38,404	12,413	180,511	1,190,013	254,941	153,081

Net Assets - End of Year	$1,535,078	$341,157	$23,304	$12,539	$169,183	$704,757	$130,451	$153,687

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

	Total	BlackRock Money Market V.I. Division	BlackRock Government Income V.I. Division	BlackRock High Income V.I. Division	BlackRock Large Cap Core V.I. Division	BlackRock Value Opportunities V.I. Division	BlackRock Global Allocation V.I. Division	BlackRock Basic Value V.I. Division
Investment Income:
Dividends	$31,666	$15,255	$1,695	$896	$1,611	$3,292	$6,570	$2,347

Expenses:
Risk Charges and Administrative Expenses	(29,665)	(4,803)	(524)	(166)	(2,462)	(15,945)	(3,321)	(2,444)

Net Investment Income (Loss)	2,001	10,452	1,171	730	(851)	(12,653)	3,249	(97)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	26,959	—	(8)	(4)	6,456	6,414	204	13,897
Net Unrealized Gains (Losses)	(54,924)	—	(235)	193	(2,228)	(74,394)	20,082	1,658
Capital Gain Distributions	245,636	—	—	—	19,378	200,807	9,568	15,883

Net Gains (Losses)	217,671	—	(243)	189	23,606	132,827	29,854	31,438

Net Increase in Net Assets Resulting from Operations	219,672	10,452	928	919	22,755	120,174	33,103	31,341

Transfers of Net Premiums	28,000	28,000	—	—	—	—	—	—
Transfers Due to Terminations	(103,877)	(3,689)	3	(2)	(23,836)	(13,933)	(13)	(62,407)
Transfers Among Investment Divisions	—	(28,030)	—	—	—	28,030	—	—

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(75,877)	(3,719)	3	(2)	(23,836)	14,097	(13)	(62,407)

Total Increase (Decrease) in Net Assets	143,795	6,733	931	917	(1,081)	134,271	33,090	(31,066)
Net Assets - Beginning of Year	2,030,505	338,204	37,473	11,496	181,592	1,055,742	221,851	184,147

Net Assets - End of Year	$2,174,300	$344,937	$38,404	$12,413	$180,511	$1,190,013	$254,941	$153,081

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Monarch Life Insurance Company Separate Account VA (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act). Each of the seven investment divisions of the Account are invested solely in the shares of seven corresponding separate funds of the BlackRock Variable Series Funds, Inc. (the Funds), an open-end management investment company registered under the 1940 Act. BlackRock Advisors, LLC, is the investment advisor for the Funds.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life’s surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended, revoked or not renewed Monarch Life’s certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales.

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance policies, variable life insurance policies, and annuity contracts. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life and Regal Re. The Account cannot be charged with liabilities arising out of any other business of Monarch Life or Regal Re and is held for the exclusive benefit of the contract owners participating in the Account.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS: The investments in shares of the Funds are stated at market value, which is the net asset value per share of the respective Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded by the Account on the ex-dividend date.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA

NOTES TO FINANCIAL STATEMENTS

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES (Continued)

FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life, which is taxed as a life insurance company. Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

RECENT ACCOUNTING PRONOUNCEMENT: In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Adoption of this statement is not expected to have a material impact on financial statements of the Account.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds by the Account for the year ended December 31, 2007 are shown below:

	Purchases	Sales
BlackRock Money Market V.I. Fund	$402,152	$405,943
BlackRock Government Income V.I. Fund	1,241	16,106
BlackRock High Income V.I. Fund	994	183
BlackRock Large Cap Core V.I. Fund	24,975	24,589
BlackRock Value Opportunities V.I. Fund	510,089	880,612
BlackRock Global Allocation V.I. Fund	9,831	151,326
BlackRock Basic Value V.I. Fund	22,367	2,159

Totals	$971,649	$1,480,918

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.4% (0.85% for mortality risks, 0.40% for expense risks, and 0.15% for administrative charges) of the daily net assets of the Account.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA

NOTES TO FINANCIAL STATEMENTS

NOTE 5-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2007 are shown below:

	Issued	Redeemed	Net Decrease
BlackRock Money Market V.I. Division	25,800	26,816	(1,016)
BlackRock Government Income V.I. Division	—	677	(677)
BlackRock High Income V.I. Division	—	—	—
BlackRock Large Cap Core V.I. Division	—	447	(447)
BlackRock Value Opportunities V.I. Division	1,960	4,389	(2,428)
BlackRock Global Allocation V.I. Division	—	4,365	(4,365)
BlackRock Basic Value V.I. Division	—	—	—

NOTE 6-CONTRACT CHARGES

An annual contract maintenance charge of $30 may be assessed annually by Monarch Life during a contract’s accumulation period.

Premium tax may be assessed to a contract. Premium taxes (if any) vary from state to state, are primarily calculated on premium amounts, and range from 0.5% to 3.0%.

Withdrawal charges may be assessed to a contract if withdrawals are made in excess of certain amounts or are made in certain years. Withdrawal charges (if any) range from 1% to 5% of the amount withdrawn and the cumulative total of all withdrawal charges is guaranteed never to exceed 5% of a contract’s total purchase payments.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA

NOTES TO FINANCIAL STATEMENTS

NOTE 7-CONTRACT OWNERS’ ACCUMULATION VALUES

Contract owners’ accumulation values for 2007, 2006, 2005, 2004, and 2003 consist of the following:

	At December 31,			For the year ended December 31,
2007	Accumulation Units	Accumulation Unit Value	Accumulation Value	Investment Income Ratio*	Expenses as a % of Average Accumulation Value**	Total Return***
BlackRock Money Market V.I. Division	22,177	$15.38	$341,157	5.07%	1.40%	3.43%
BlackRock Government Income V.I. Division	979	23.80	23,304	5.17%	1.40%	2.63%
BlackRock High Income V.I. Division	506	24.81	12,540	7.85%	1.40%	1.02%
BlackRock Large Cap Core V.I. Division	3,198	52.90	169,183	1.00%	1.40%	6.83%
BlackRock Value Opportunities V.I. Division	3,736	188.66	704,758	0.27%	1.40%	(2.28%)
BlackRock Global Allocation V.I. Division	3,479	37.50	130,449	2.19%	1.40%	15.38%
BlackRock Basic Value V.I. Division	2,699	56.94	153,687	1.52%	1.40%	0.39%

2006
BlackRock Money Market V.I. Division	23,194	$14.87	$344,937	4.42%	1.40%	3.05%
BlackRock Government Income V.I. Division	1,656	23.19	38,404	4.51%	1.40%	2.47%
BlackRock High Income V.I. Division	506	24.56	12,414	7.49%	1.40%	8.00%
BlackRock Large Cap Core V.I. Division	3,645	49.52	180,512	0.91%	1.40%	13.14%
BlackRock Value Opportunities V.I. Division	6,164	193.06	1,190,014	0.29%	1.40%	11.25%
BlackRock Global Allocation V.I. Division	7,843	32.50	254,939	2.74%	1.40%	14.88%
BlackRock Basic Value V.I. Division	2,699	56.72	153,081	1.35%	1.40%	20.17%

2005
Mercury Domestic Money Market V.I. Division	23,444	$14.43	$338,205	2.68%	1.40%	1.26%
Mercury Government Bond V.I. Division	1,656	22.63	37,475	4.41%	1.40%	1.80%
Mercury High Current Income V.I. Division	506	22.74	11,497	8.32%	1.40%	0.04%
Mercury Large Cap Core V.I. Division	4,149	43.77	181,592	0.43%	1.40%	11.63%
Mercury Value Opportunities V.I. Division	6,084	173.53	1,055,743	0.28%	1.40%	8.85%
Mercury Global Allocation V.I. Division	7,843	28.29	221,849	2.39%	1.40%	9.02%
Mercury Basic Value V.I. Division	3,902	47.20	184,147	1.25%	1.40%	1.53%

2004
Domestic Money Market V.I. Division	23,606	$14.25	$336,343	0.91%	1.40%	(0.49%)
Government Bond V.I. Division	1,776	22.23	39,489	2.91%	1.40%	2.68%
High Current Income V.I. Division	605	22.73	13,742	8.11%	1.40%	10.29%
Large Cap Core V.I. Division	7,770	39.21	304,646	0.85%	1.40%	15.19%
Value Opportunities V.I. Division	6,108	159.42	973,755	0.00%	1.40%	13.38%
Global Allocation V.I. Division	9,302	25.95	241,411	2.41%	1.40%	12.78%
Basic Value V.I. Division	6,361	46.49	295,731	1.02%	1.40%	9.52%

2003
Domestic Money Market V.I. Division	24,530	$14.32	$351,213	0.73%	1.40%	(0.69%)
Government Bond V.I. Division	2,193	21.65	47,469	3.89%	1.40%	0.65%
High Current Income V.I. Division	1,380	20.61	28,441	9.47%	1.40%	26.36%
Large Cap Core V.I. Division	8,714	34.04	296,662	0.28%	1.40%	29.68%
Small Cap Value V.I. Division	6,343	140.61	891,927	0.05%	1.40%	40.93%
Global Allocation V.I. Division	16,354	23.01	376,305	3.00%	1.40%	32.85%
Basic Value V.I. Division	7,732	42.45	328,201	0.79%	1.40%	31.38%

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA

NOTES TO FINANCIAL STATEMENTS

NOTE 7-CONTRACT OWNERS’ ACCUMULATION VALUES (Continued)

*	These ratios represent dividends received by the Account’s divisions from the underlying investments, divided by the respective division’s average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account’s unit values. The recognition of investment income by the Account’s divisions is affected by the timing of the declaration of dividends by the underlying investments.

**	These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Account’s unit values. Expenses of the underlying investments and any charges made directly to a contract (through the redemption of units) are excluded.

***	These ratios represent the total return of the Account’s divisions. The ratios include changes in the values of the underlying investments and deductions for items included in the expense ratios. The ratios do not include any contract charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

NOTE 8-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 9-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

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